Related Party Transactions	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

Under an agreement between Sohu and Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into in August 2014, Sohu invested $4.8 million and $16.1 million, respectively, in Fox Financial in August 2014 and April 2015. In February 2016, Sohu invested an additional $10.5 million in Fox Financial.

Changyou’s Loan Arrangements with Fox Financial

Commencing in April 2015, certain subsidiaries of Changyou and certain subsidiaries of Fox Financial entered into a series of loan agreements pursuant to which the subsidiaries of Changyou were entitled to draw down HK dollar-denominated or U.S. dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries were entitled to draw down equivalent RMB-denominated loans from the subsidiaries of Changyou, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest which approximates the current market interest rate.

In December 2018 and 2019, Changyou entered into supplemental agreements with Fox Financial pursuant to which all accrued and unpaid interest on the loans as of December 31, 2018 and December 31, 2019 was added to the principal of the corresponding loans. Due to the depreciation of the RMB against the U.S. dollar in 2018, the principal amounts of the Changyou’s outstanding RMB-denominated loans to Fox Financial as of December 31, 2018 were adjusted upward to amounts equal to the product of the principal amounts of Fox Financials’ outstanding U.S. dollar denominated loans to Changyou as of December 31, 2018, multiplied by the monthly average RMB to U.S. dollar exchange rate published by the Bank of China for the month of December 2018. As a result of such adjustment, Changyou advanced additional RMB-denominated loans in the principal amount of RMB8.2 million (approximately $1.2 million) to Fox Financial in January 2019.

In December 2019, Changyou entered into a supplemental agreement with Fox Financial which states that Fox Financial undertakes and agrees to provide to Changyou a guaranty of the repayment obligation of Fox Financial and to deposit an amount equal to the US dollar denominated loan principal and corresponding interest owed by Changyou to Fox Financial as a security deposit. If Fox Financial fails to repay the loan principal and corresponding interest based on RMB owed to Changyou, then the security deposit will be applied to repayment of the loan principal and corresponding interest owed to Changyou. The security deposit will be required to be replenished by Fox Financial if it is insufficient to repay the loan principal and corresponding interest of the RMB denominated loan owed to Changyou, and any remaining surplus after the repayment of the RMB denominated loan principal and interest will be returned to Fox Financial. The parties entered into an additional supplemental agreement, in which Changyou undertakes and agrees to provide to Fox Financial a guaranty of Changyou’s repayment obligation and to deposit an amount equal to the RMB denominated loan principal and corresponding interest owed by Fox Financial to Changyou as a security deposit. If Changyou fails to repay the loan principal and corresponding interest, then the security deposit will be applied to repayment of the loan principal and corresponding interest owed to Fox Financial. The security deposit will be required to be replenished by Changyou if it is insufficient to repay the loan principal and corresponding interest to Fox Financial, and the remaining security deposit (if any) will be returned to Changyou if there is any surplus after the repayment of the US dollar denominated loan principal and interest.

As of December 31, 2018 and December, 2019, Changyou had U.S. dollar-denominated loans payable to Fox Financial in a total amount of approximately $32.7 million and $33.5 million, respectively, and RMB-denominated loans receivable from Fox Financial in a total amount of approximately $31.6 million and $33.3 million, respectively. For the year ended December 31, 2018 and 2019, Changyou incurred interest expense of $0.5 million and 0.8 million, respectively, in connection with the loans payable and earned interest income of $1.1 million and $1.0 million, respectively, in connection with the loans receivable.